Inventories, Net - Schedule of Inventory Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 900,142	$ 704,802
Additions	494,204	192,768
Exchange rate difference	(41,348)	2,572
Balance at the end of the year	$ 1,352,998	$ 900,142